Shareholder Report, Holdings (Details) - C000231252 [Member]	May 31, 2026
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
MSCI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%